INTANGIBLE ASSETS - Cash Generating Units (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of information for cash-generating units [line items]
Total	$ 13,524	$ 14,214
Brazilian regulated gas transmission operation
Disclosure of information for cash-generating units [line items]
Total	2,812	2,645
Canadian diversified midstream operation
Disclosure of information for cash-generating units [line items]
Total	2,395	2,536
North American Rail Operation
Disclosure of information for cash-generating units [line items]
Total	1,799	1,867
North American Residential Energy Infrastructure Operation
Disclosure of information for cash-generating units [line items]
Total	1,662	1,720
Brazil electricity transmission operation
Disclosure of information for cash-generating units [line items]
Total	1,477	1,366
Peruvian toll roads
Disclosure of information for cash-generating units [line items]
Total	1,025	976
Indian Telecom Towers Operation
Disclosure of information for cash-generating units [line items]
Total	729	782
Indian toll roads
Disclosure of information for cash-generating units [line items]
Total	0	658
U.K. Telecom Towers Operation
Disclosure of information for cash-generating units [line items]
Total	429	480
U.K. port operation
Disclosure of information for cash-generating units [line items]
Total	260	289
Other
Disclosure of information for cash-generating units [line items]
Total	$ 936	$ 895